                           -------------------------
                             STATE STREET RESEARCH
                           -------------------------
                               MONEY MARKET FUND
                           -------------------------

                           ANNUAL REPORT
                           March 31, 2003

                           ------------------
                             WHAT'S INSIDE
                           ------------------

                           FROM THE CHAIRMAN
                           The Economy and Markets --
                           A Year in Review

                           INVESTMENT UPDATE
                           About the Fund Economy
                           and Markets

                           FUND INFORMATION
                           Facts and Figures

                           PLUS, COMPLETE PORTFOLIO HOLDINGS
                           AND FINANCIAL STATEMENTS

                         -------------------               -------------------
                             [Dalbar logo]                    [Dalbar logo]
                                DALBAR                           DALBAR
                              RATED FOR                        MUTUAL FUND
                            COMMUNICATION                     SERVICE AWARD
                                2003                              2001
                         -------------------               -------------------
                           For Excellence                    For Excellence
                           in Shareholder                     in Shareholder
                           Communication                         Service

[logo] STATE STREET RESEARCH

STATE STREET RESEARCH MONEY MARKET FUND

[Photo of Richard S. Davis]

DEAR SHAREHOLDER:
Optimism about the U.S. economy and the stock market, which surfaced early in 2002, was replaced by uncertainty as accounting scandals and reports of corporate mismanagement began to undermine investor confidence. Then, as the economy stalled and the threat of war in Iraq hovered over the markets, investors sought safety in high-quality bonds and hard assets, such as gold.

Despite continued action on the part of the Federal Reserve Board to stimulate a meaningful recovery through lower short-term interest rates--the lowest, in fact, in 41 years--the U.S. economy failed to gather much steam during the 12-month period ended March 31, 2003. Consumers accounted for most of the economy's single-digit growth as they continued to spend on retail goods, housing and automobiles. However, businesses kept a tight fist on spending. Job layoffs continued and the jobless rate moved to an 8-year high of 5.8% late in the year. Yet, the period ended with some good news: In March, the Federal Reserve Board reported pockets of improvement in manufacturing activity in key regions of the country.

STOCK MARKETS DISAPPOINT AROUND THE WORLD
The S&P 500 Index returned -24.75% for the 12-month period, as the stock market reported its worst three-year period since the late 1930s.(1) However, most of the negative returns were accumulated in the first half of the year. A rally in the fourth quarter and a rebound in the week leading up to a declaration of war with Iraq helped offset some of the markets' earlier losses. Technology and telecommunications shares, which have been the hardest hit in this bear market, got a big lift in the last half of the year, as investors saw opportunity in the beaten-down sectors. Financial stocks were among the market's biggest gainers in the last quarter of the year, according to Standard & Poor's.

Foreign stock markets followed the U.S., as the MSCI EAFE Index, a common measure of stock market performance in major industrialized countries, returned -23.59% for the 12-month period.(1) Returns from foreign markets to U.S. investors were helped somewhat by a weak dollar which translated into higher returns when converted from stronger foreign currencies.

HIGH-QUALITY BONDS LED THE CHARTS
As investors sought a safe haven from risk and uncertainty, the highest-quality segments of the U.S. bond market were the year's top performers. The Lehman Brothers Government/Credit Index gained 13.40% for the year ended March 31, 2003.(1) Municipal and mortgage bonds also did well, although both sectors were buffeted by specific factors at different points during the year. Mortgage bonds trailed the best performers as refinancing activity heated up during mid and late 2002. Municipal bonds faced concerns about budget deficits and revenue short-falls for states and municipalities, which began to mount in 2002.

Corporate and high-yield bonds lagged other segments of the bond market in the first half of the period, but they rebounded along with the stock market in the second half. In the first quarter of 2003, high-yield bonds were the strongest performing sector. Money market yields reached an all-time low as the Federal Reserve Board lowered a key short-term interest rate to 1.25% late in 2002.

LOOKING AHEAD
As investors, you may be asking where the opportunities are in a stock market that has suffered three straight years of decline and a bond market marked by interest rates that are at or near historical lows. My reply: In diversification--and in markets that have been beaten down, such as growth stocks, small-cap stocks and sectors such as Health Care. But every investor is different. Now is a good time to talk to your investment professional about opportunities that make sense for your personal portfolio and risk tolerance. As always, thank you for choosing State Street Research Funds.

    Sincerely,

/s/ Richard Davis

    Richard Davis
    Chairman

    March 31, 2003

-----------------------------------
INVESTMENT UPDATE
-----------------------------------

THE MARKET

o Money market yields fell as short-term interest rates continued to decline. Yields hit lows not seen for 41 years.

o Federal Reserve Board lowered a key short-term interest rate in November from 1.75% to 1.25%. It surprised investors with its generous one-half percent cut.

o Consumer confidence slid to a ten-year low in the fall of 2002, according to the University of Michigan Consumer Confidence Sentiment Index, as impending war put a damper on consumer spending. However, the index turned upward in March after the war began.

o The U.S. economy grew at an estimated pace of 2.5% during 2002. Economic indicators were mixed throughout the period.

o The yield on the 10-year Treasury bond fell from 5.39% to 3.82% during the 12-month period and all sectors of the fixed income market reported gains for the year.

THE FUND

o For the twelve months ended March 31, 2003, Class E shares of State Street Research Money Market Fund returned 1.00%. The fund outperformed the Lipper Money Market Funds Average, which returned 0.86% for the same period.;s1

o In this environment the fund's longer weighted average maturity contributed to its outperformance. As of 3/31/03, the fund's weighted average maturity was
  54.0 days compared to the market average of 54 days.

o The fund continues to invest only in high-quality, first-tier money market instruments such as corporate, asset-backed and domestic bank paper as well as the paper of non-U.S. banks and Canadian provinces.

AN INVESTMENT IN THE FUND IS NEITHER INSURED
NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH T HE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

(1) The S&P 500 Index (officially the "S&P 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The MSCI EAFE Index is comprised of stocks from Europe, Australasia, and the Far East. The Lehman Brothers Government/Credit Index includes securities in the Government and Credit Indexes. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The indexes are unmanaged and do not take transaction charges into consideration. It is not possible to invest directly in an index. The Lipper Money Market Fund Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended March 31, 2003)
-------------------------------------------------------------------------------

            7-DAY YIELD
            ------------------------------------------
            Class B(1)                           0.10%
            ------------------------------------------
            Class B                              0.10%
            ------------------------------------------
            Class C                              0.10%
            ------------------------------------------
            Class E                              0.60%
            ------------------------------------------
            Class S                              0.60%
            ------------------------------------------

The fund's yield is its net investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. Performance shown for the fund is increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

INTEREST RATES
(March 31, 2002, to March 31, 2003)

              30-Year        10-Year       90-Day         90-Day        30-Year
             Treasury       Treasury      Treasury      Commercial      Mortgage
"3/02"        5.828          5.423          1.771          1.87          7.18
"4/02"        5.592          5.085          1.762          1.83          6.88
"5/02"        5.615          5.043          1.720          1.80          6.76
"6/02"        5.477          4.780          1.700          1.78          6.55
"7/02"        5.301          4.459          1.690          1.76          6.34
"8/02"        4.810          3.963          1.628          1.71          6.22
"9/02"        4.668          3.594          1.547          1.74          5.99
"10/02"       4.986          3.893          1.445          1.71          6.13
"11/02"       5.044          4.229          1.220          1.37          6.13
"12/02"       4.779          3.814          1.190          1.32          5.93
"1/03"        4.841          3.962          1.169          1.27          5.90
"2/03"        4.669          3.690          1.190          1.25          5.79
"3/03"        4.815          3.796          1.108          1.21          5.91

GLOSSARY

YIELD: The measurement of income paid by an investment. It is stated as a percentage.

WEIGHTED AVERAGE MATURITY: Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.

DEBT SECURITIES: These are securities issued by corporations and the U.S. government as a way to borrow money. Some common types of debt securities include bonds, notes, bills and commercial paper.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
March 31, 2003

-------------------------------------------------------------------------------
                                     PRINCIPAL      MATURITY        VALUE
                                      AMOUNT          DATE        (NOTE 1)
-------------------------------------------------------------------------------
COMMERCIAL PAPER 100.4%
ASSET BACKED - AUTO RECEIVABLES 5.0%
FCAR Owner Trust, 1.27% ........    $18,000,000     5/02/2003   $ 17,980,315
                                                                ------------
ASSET BACKED - DIVERSIFIED 24.0%
Ciesco LP, 1.20% ...............      7,000,000     4/17/2003      6,996,267
Ciesco LP, 1.25% ...............      8,000,000     4/21/2003      7,994,444
Delaware Funding Corp., 1.26% ..      5,550,000     4/08/2003      5,548,640
Delaware Funding Corp., 1.26% ..      8,000,000     4/24/2003      7,993,560
Kittyhawk Funding Corp., 1.25% .      7,000,000     4/11/2003      6,997,569
Kittyhawk Funding Corp., 1.33% .     10,000,000     5/12/2003      9,984,853
Preferred Receivables Funding
  Corp., 1.27% .................      9,000,000     4/21/2003      8,993,650
Preferred Receivables Funding
  Corp., 1.25% .................      5,000,000     6/04/2003      4,988,889
Sheffield Receivables Corp.,
  1.27% ........................      4,500,000     4/03/2003      4,499,683
Sheffield Receivables Corp.,
  1.26% ........................      5,000,000     4/21/2003      4,996,500
Sheffield Receivables Corp.,
  1.26% ........................      8,000,000     5/05/2003      7,990,480
Windmill Funding Corp., 1.25% ..     10,000,000     5/01/2003      9,989,583
                                                                ------------
                                                                  86,974,118
                                                                ------------
BANK 16.2%
Canadian Imperial Holdings,
  Inc., 1.31% ..................     10,000,000     4/07/2003      9,997,825
Canadian Imperial Holdings,
  Inc., 1.26% ..................      8,000,000     5/07/2003      7,989,920
J.P. Morgan Chase & Co., 1.29% .      4,000,000     4/07/2003      3,999,140
J.P. Morgan Chase & Co., 1.38% .     12,000,000     5/21/2003     11,977,000
Toronto Dominion Holdings, Inc.
  1.26% ........................      8,000,000     5/16/2003      7,987,450
UBS Finance Inc., 1.37% ........      7,000,000     4/01/2003      7,000,000
UBS Finance Inc., 1.19% ........     10,000,000     6/16/2003      9,974,878
                                                                ------------
                                                                  58,926,213
                                                                ------------
CANADIAN 7.3%
Hydro Quebec, 1.26% ............     10,000,000     8/26/2003      9,948,550
Province of Quebec, 1.28% ......     16,509,000     6/10/2003     16,467,911
                                                                ------------
                                                                  26,416,461
                                                                ------------
DIVERSIFIED FINANCIAL SERVICES 18.6%
American Express Credit Corp.,
  1.28% ........................      8,000,000     4/04/2003      7,999,147
American Express Credit Corp.,
  1.18% ........................      9,000,000     5/12/2003      8,987,905
Goldman Sachs Group LP, 1.26% ..     17,000,000     7/07/2003     16,942,285
Merrill Lynch & Co., 1.35% .....     17,000,000     4/01/2003     17,000,000
Morgan Stanley Dean Witter &
  Co., 1.27% ...................      7,665,000     4/25/2003      7,658,510
Morgan Stanley Dean Witter &
  Co., 1.27% ...................      9,000,000     5/13/2003      8,986,665
                                                                ------------
                                                                  67,574,512
                                                                ------------
GOVERNMENT AGENCY 7.6%
Federal Home Loan Bank, 1.43% ..     $5,000,000     3/08/2004      5,000,000
Federal Home Loan Bank, 1.30% ..      7,500,000     4/12/2004      7,500,000
Federal Home Loan Bank, 1.40% ..      5,000,000     4/13/2004      5,000,000
Federal National Mortgage
  Association, 1.29% ...........     10,000,000     4/30/2003      9,989,609
                                                                ------------
                                                                  27,489,609
                                                                ------------
MACHINERY 4.9%
Caterpillar Financial Services
  NV, 1.24% ....................      8,000,000     4/25/2003      7,993,386
Caterpillar Financial Services
  NV, 1.25% ....................     10,000,000     6/09/2003      9,976,042
                                                                ------------
                                                                  17,969,428
                                                                ------------
MILLING 9.9%
Archer Daniels Midland Co.,
  1.30% ........................      5,000,000     4/08/2003      4,998,736
Archer Daniels Midland Co.,
  1.25% ........................      4,000,000     4/29/2003      3,996,111
Archer Daniels Midland Co.,
  1.19% ........................      8,500,000     5/13/2003      8,488,199
Cargill Inc., 1.30% ............      4,598,000     4/01/2003      4,598,000
Cargill Inc., 1.27% ............      2,000,000     6/04/2003      1,995,485
Cargill Inc., 1.28% ............     11,938,000     6/04/2003     11,910,834
                                                                ------------
                                                                  35,987,365
                                                                ------------
MULTI-SECTOR COMPANIES 5.2%
General Electric Capital Corp.,
  1.35% ........................     12,000,000     4/02/2003     11,999,550
General Electric Capital Corp.,
  1.33% ........................      7,000,000     5/12/2003      6,989,397
                                                                ------------
                                                                  18,988,947
                                                                ------------
OFFICE EQUIPMENT 1.7%
Pitney Bowes Inc., 1.25% .......      6,347,000     4/04/2003      6,346,339
                                                                ------------
Total Investments (Cost $364,653,307) - 100.4% ..............    364,653,307
Cash and Other Assets, Less Liabilities - (0.4%) ............     (1,594,558)
                                                                ------------
Net Assets - 100.0% .........................................   $363,058,749
                                                                ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
March 31, 2003

ASSETS
Investments, at value (Cost $364,653,307) (Note 1) ............    $364,653,307
Cash ..........................................................           1,814
Receivable for fund shares sold ...............................       1,346,410
Receivable from Distributor (Note 3) ..........................          69,006
Interest receivable ...........................................          14,774
Other assets ..................................................         223,865
                                                                   ------------
                                                                    366,309,176
LIABILITIES
Payable for fund shares redeemed ..............................       2,487,273
Accrued transfer agent and shareholder services (Note 2) ......         407,824
Accrued management fee (Note 2) ...............................         153,572
Accrued distribution and service fees (Note 5) ................          33,317
Accrued administration fee (Note 2) ...........................           8,452
Accrued trustees' fees (Note 2) ...............................           1,575
Other accrued expenses ........................................         158,414
                                                                   ------------
                                                                      3,250,427
                                                                   ------------
NET ASSETS ....................................................    $363,058,749
                                                                   ============

Net Assets consist of:

  Paid-in capital .............................................    $363,058,749
                                                                   ============

Net Asset Value and offering price per share of
  Class B(1) shares ($36,357,080 / 36,357,080
  shares)* ....................................................           $1.00
                                                                          =====
Net Asset Value and offering price per share of
  Class B shares ($34,499,113 / 34,499,113 shares)* ...........           $1.00
                                                                          =====
Net Asset Value and offering price per share of
  Class C shares ($6,529,437 / 6,529,437 shares)* .............           $1.00
                                                                          =====
Net Asset Value, offering price and redemption
  price per share of Class E shares
  ($248,959,750 / 248,959,750 shares) .........................           $1.00
                                                                          =====
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($36,713,369 / 36,713,369 shares) ...........................           $1.00
                                                                          =====

--------------------------------------------------------------------------

* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the year ended March 31, 2003

INVESTMENT INCOME
Interest ......................................................    $  6,647,993
EXPENSES
Management fee (Note 2) .......................................       1,948,471
Transfer agent and shareholder services (Note 2) ..............       1,169,016
Custodian fee .................................................         111,571
Reports to shareholders .......................................         104,756
Administration fee (Note 2) ...................................          81,619
Distribution and service fees - Class B(1) (Note 5) ...........         242,716
Distribution and service fees - Class B (Note 5) ..............         272,145
Distribution and service fees - Class C (Note 5) ..............          68,302
Registration fees .............................................          38,700
Audit fee .....................................................          26,300
Trustees' fees (Note 2) .......................................          25,337
Miscellaneous .................................................          22,410
                                                                   ------------
                                                                      4,111,343
Expenses borne by the Distributor (Note 3) ....................        (800,321)
Fees paid indirectly (Note 2) .................................          (9,399)
                                                                   ------------
                                                                      3,301,623
                                                                   ------------
Net investment income and net increase in net assets
  resulting from operations ...................................    $  3,346,370
                                                                   ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                     YEARS ENDED MARCH 31
                                               --------------------------------
                                                    2003               2002
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income and net
  increase resulting from operations ..        $  3,346,370       $ 10,797,034
                                               ------------       ------------
Dividends from net investment income:
  Class B(1) ..........................             (38,063)          (201,833)
  Class B .............................             (43,174)          (445,262)
  Class C .............................             (10,769)           (72,233)
  Class E .............................          (2,905,209)        (9,240,465)
  Class S .............................            (349,155)          (837,241)
                                               ------------       ------------
                                                 (3,346,370)       (10,797,034)
                                               ------------       ------------
Net decrease from fund share
  transactions (Note 6) ...............         (19,833,747)       (71,174,250)
                                               ------------       ------------
Total decrease in net assets ..........         (19,833,747)       (71,174,250)
NET ASSETS
Beginning of year .....................         382,892,496        454,066,746
                                               ------------       ------------
End of year ...........................        $363,058,749       $382,892,496
                                               ============       ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 1

State Street Research Money Market Fund is a series of State Street Research Money Market Trust (the "Trust"), which was organized as a Massachusetts business trust in April 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund is presently the only active series of the Trust, although the Trustees have the authority to create an unlimited number of series.

The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity. The fund seeks to achieve its investment objective by investing in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The fund offers five classes of shares. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class E shares are offered to any individual. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment manager subsidiary of MetLife, Inc. ("MetLife"), and special programs. Class E and Class S shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
The fund values securities at amortized cost, pursuant to which the fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the fund. Interest income is accrued daily as earned.

Investment income is allocated pro rata on the basis of relative net assets by the holders of all classes of shares.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. The fund has designated $3,346,370 as ordinary income dividends.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended March 31, 2003, the fees pursuant to such agreement amounted to $1,948,471.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor") provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the fund may be purchased. During the year ended March 31, 2003, the amount of such expenses was $396,210.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the year ended March 31, 2003, the fund's transfer agent fees were reduced by $9,399 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $25,337 during the year ended March 31, 2003.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed annual amount that has been allocated equally among the State Street Research funds. During the year ended March 31, 2003, the amount of such expenses was $81,619.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the year ended March 31, 2003, the amount of such expenses assumed by the Distributor and its affiliates was $692,275.

In addition to the voluntary assumption of fees described above, beginning in November 2002, the distributor began waiving a portion of 12b-1 fees that amounted to $48,987, $47,909 and $11,150 for Class B(1), Class B and Class C shares, respectively. The purpose of this waiver is to ensure that Class B(1), Class B and Class C shares each have a one day yield of 0.10% and the amount of the waiver is determined accordingly. The waiver will be removed if the yield reaches 0.10% on a given day.

NOTE 4

For the year ended March 31, 2003, purchases and sales, including maturities, of securities aggregated $8,743,506,449 and $8,768,823,000, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual distribution and service fees to the Distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended March 31, 2003, fees pursuant to such plan amounted to $242,716, $272,145 and $68,302 for Class B(1), Class B and Class C shares, respectively. For Class B and C shares, the payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of March 31, 2003, there was $469,691 for Class C shares, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned commissions aggregating $26,362 on sales of the fund's Class B(1) shares, respectively and that the Distributor collected contingent deferred sales charges aggregating $120,509, $14,829 and $1,754 on redemptions of Class B(1), Class B and Class C shares, respectively, during the year ended March 31, 2003.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $0.001 par value per share. At March 31, 2003, the Adviser owned 633,166 Class E shares and the Distributor owned 4,020,904 Class E shares. MetLife and certain of its affiliates held of record 36,128,466 Class E shares of the fund and 2,782,447 Class S shares of the fund.

Share transactions were as follows:

                                                                                        YEARS ENDED MARCH 31
                                                                  -----------------------------------------------------------------
                                                                                2003                             2002
                                                                  --------------------------------  -------------------------------
CLASS B(1)                                                            SHARES           AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................      49,867,648   $   49,867,648       26,526,799   $  26,526,799
Issued upon reinvestment of dividends from net investment income          36,339           36,339          189,490         189,490
Shares redeemed ................................................     (29,215,906)     (29,215,906)     (21,258,949)    (21,258,949)
                                                                  --------------   --------------   --------------   -------------
Net increase ...................................................      20,688,081   $   20,688,081        5,457,340   $   5,457,340
                                                                  ==============   ==============   ==============   ==============

CLASS B                                                               SHARES           AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................      46,364,820   $   46,364,820       29,123,507     $29,123,507
Issued upon reinvestment of dividends from net investment income          41,759           41,759          397,076         397,076
Shares redeemed ................................................     (37,351,640)     (37,351,640)     (32,482,991)    (32,482,991)
                                                                  --------------   --------------   --------------   -------------
Net increase (decrease) ........................................       9,054,939   $    9,054,939       (2,962,408)  $  (2,962,408)
                                                                  ==============   ==============   ==============   ==============

CLASS C                                                               SHARES           AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................      15,226,606   $   15,226,606       33,808,461   $   33,808,461
Issued upon reinvestment of dividends from net investment income
.................................................................           9,671            9,671           61,617           61,617
Shares redeemed ................................................     (15,139,118)     (15,139,118)     (31,978,486)     (31,978,486)
                                                                  --------------   --------------   --------------   --------------
Net increase ...................................................          97,159   $       97,159        1,891,592   $    1,891,592
                                                                  ==============   ==============   ==============   ==============

CLASS E                                                               SHARES           AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................   1,023,022,029   $1,023,022,029    1,405,550,318   $1,405,550,318
Issued upon reinvestment of dividends from net investment income
 ...............................................................       2,258,845        2,258,845        7,346,482        7,346,482
Shares redeemed ................................................  (1,078,749,427)  (1,078,749,427)  (1,491,372,353)  (1,491,372,353)
                                                                  --------------   --------------   --------------   --------------
Net decrease ...................................................     (53,468,553)  $  (53,468,553)     (78,475,553)  $  (78,475,553)
                                                                  ==============   ==============   ==============   ==============

CLASS S                                                               SHARES           AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................      24,561,143   $   24,561,143       23,317,147   $   23,317,147
Issued upon reinvestment of dividends from net investment income         312,064          312,064          737,161          737,161
Shares redeemed ................................................     (21,078,580)     (21,078,580)     (21,139,529)     (21,139,529)
                                                                  --------------   --------------   --------------   --------------
Net increase ...................................................       3,794,627   $    3,794,627        2,914,779   $    2,914,779
                                                                  ==============   ==============   ==============   ==============

STATE STREET RESEARCH MONEY MARKET FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each year:
                                                                                                     CLASS B(1)
                                                                                  -------------------------------------------------
                                                                                                YEARS ENDED MARCH 31
                                                                                  -------------------------------------------------

                                                                                     2003      2002      2001      2000    1999(A)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                              1.000     1.000     1.000     1.000     1.000
                                                                                    -----     -----     -----     -----     -----
  Net investment income ($)*                                                        0.001     0.016     0.047     0.038     0.008
  Dividends from net investment income ($)                                         (0.001)   (0.016)   (0.047)   (0.038)   (0.008)
                                                                                    -----     -----     -----     -----     -----
NET ASSET VALUE, END OF YEAR ($)                                                    1.000     1.000     1.000     1.000     1.000
                                                                                    =====     =====     =====     =====     =====
Total return(b) (%)                                                                  0.14      1.57      4.81      3.88      0.84(C)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                            36,357    15,669    10,212     2,620       732
Expense ratio (%)*                                                                   1.56      1.71      1.70      1.66      1.66(d)
Expense ratio after expense reductions (%)*                                          1.55      1.70      1.69      1.65      1.65(d)
Ratio of net investment income to average net assets (%)*                            0.13      1.35      4.69      3.97      3.40(d)
*Reflects voluntary reduction of expenses of these amounts (Note 3) (%)              0.20      0.25      0.49      0.26      0.11(d)

                                                                                                       CLASS B
                                                                                  -------------------------------------------------
                                                                                                YEARS ENDED MARCH 31
                                                                                  -------------------------------------------------
                                                                                     2003      2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                              1.000     1.000     1.000     1.000     1.000
                                                                                    -----     -----     -----     -----     -----
  Net investment income ($)*                                                        0.001     0.016     0.047     0.038     0.038
  Dividends from net investment income ($)                                         (0.001)   (0.016)   (0.047)   (0.038)   (0.038)
                                                                                    -----     -----     -----     -----     -----
NET ASSET VALUE, END OF YEAR ($)                                                    1.000     1.000     1.000     1.000     1.000
                                                                                    =====     =====     =====     =====     =====
Total return(b) (%)                                                                  0.14      1.57      4.81      3.88      3.85

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                            34,499    25,444    28,407    29,486    30,288
Expense ratio (%)*                                                                   1.56      1.71      1.70      1.66      1.66
Expense ratio after expense reductions (%)*                                          1.55      1.70      1.69      1.65      1.65
Ratio of net investment income to average net assets (%)*                            0.13      1.55      4.69      3.84      3.73
*Reflects voluntary reduction of expenses of these amounts (Note 3) (%)              0.20      0.25      0.37      0.24      0.11

                                                                                                       CLASS C
                                                                                  -------------------------------------------------
                                                                                                YEARS ENDED MARCH 31
                                                                                  -------------------------------------------------
                                                                                     2003      2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                              1.000     1.000     1.000     1.000     1.000
                                                                                    -----     -----     -----     -----     -----
  Net investment income ($)*                                                        0.001     0.016     0.047     0.038     0.038
  Dividends from net investment income ($)                                         (0.001)   (0.016)   (0.047)   (0.038)   (0.038)
                                                                                    -----     -----     -----     -----     -----
NET ASSET VALUE, END OF YEAR ($)                                                    1.000     1.000     1.000     1.000     1.000
                                                                                    =====     =====     =====     =====     =====
Total return(b) (%)                                                                  0.14      1.57      4.81      3.88      3.85
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                             6,529     6,432     4,541     1,607     2,286
Expense ratio (%)*                                                                   1.56      1.71      1.70      1.66      1.66
Expense ratio after expense reductions (%)*                                          1.55      1.70      1.69      1.65      1.65
Ratio of net investment income to average net assets (%)*                            0.14      1.24      4.68      3.83      3.72
*Reflects voluntary reduction of expenses of these amounts (Note 3) (%)              0.20      0.29      0.43      0.22      0.11

                                                                                                       CLASS E
                                                                                  -------------------------------------------------
                                                                                                YEARS ENDED MARCH 31
                                                                                  -------------------------------------------------
                                                                                     2003      2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                              1.000     1.000     1.000     1.000     1.000
                                                                                    -----     -----     -----     -----     -----
  Net investment income ($)*                                                        0.010     0.026     0.057     0.048     0.048
  Dividends from net investment income ($)                                         (0.010)   (0.026)   (0.057)   (0.048)   (0.048)
                                                                                    -----     -----     -----     -----     -----
NET ASSET VALUE, END OF YEAR ($)                                                    1.000     1.000     1.000     1.000     1.000
                                                                                    =====     =====     =====     =====     =====
Total return(b) (%)                                                                  1.00      2.59      5.86      4.92      4.88
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                           248,960   302,428   380,904   319,740   331,094
Expense ratio (%)*                                                                   0.71      0.71      0.70      0.66      0.66
Expense ratio after expense reductions (%)*                                          0.70      0.70      0.69      0.65      0.65
Ratio of net investment income to average net assets (%)*                            1.02      2.63      5.70      4.79      4.74
*Reflects voluntary reduction of expenses of these amounts (Note 3) (%)              0.21      0.25      0.37      0.25      0.11

                                                                                                       CLASS S
                                                                                  -------------------------------------------------
                                                                                                YEARS ENDED MARCH 31
                                                                                  -------------------------------------------------
                                                                                     2003      2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                              1.000     1.000     1.000     1.000     1.000
                                                                                    -----     -----     -----     -----     -----
  Net investment income ($)*                                                        0.010     0.026     0.057     0.048     0.048
  Dividends from net investment income ($)                                         (0.010)   (0.026)   (0.057)   (0.048)   (0.048)
                                                                                    -----     -----     -----     -----     -----
NET ASSET VALUE, END OF YEAR ($)                                                    1.000     1.000     1.000     1.000     1.000
                                                                                    =====     =====     =====     =====     =====
Total return(b) (%)                                                                  1.00      2.59      5.86      4.92      4.88
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                            36,713    32,919    30,004    19,629    26,842
Expense ratio (%)*                                                                   0.71      0.71      0.70      0.66      0.66
Expense ratio after expense reductions (%)*                                          0.70      0.70      0.69      0.65      0.65
Ratio of net investment income to average net assets (%)*                            0.99      2.54      5.69      4.77      4.77
*Reflects voluntary reduction of expenses of these amounts (Note 3) (%)              0.21      0.25      0.40      0.23      0.11
-----------------------------------------------------------------------------------------------------------------------------------
(a)  January 1, 1999 (commencement of share class), to March 31, 1999.
(b)  Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c)  Not annualized
(d)  Annualized

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

TO THE TRUSTEES OF STATE STREET RESEARCH MONEY MARKET TRUST AND
THE SHAREHOLDERS OF STATE STREET RESEARCH MONEY MARKET FUND:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Money Market Fund (a series of State Street Research Money Market Trust, hereafter referred to as the "Trust") at March 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 9, 2003

STATE STREET RESEARCH MONEY MARKET TRUST
                                                                                                NUMBER OF
                                   TERM OF                                                        FUNDS
                                    OFFICE                                                       IN FUND
                                     AND                                                          COMPLEX          OTHER
                      POSITION(s) LENGTH OF                                                    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS            HELD       TIME                                                        TRUSTEE/          HELD BY
AND AGE(a)             WITH FUND   SERVED(b)      PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS     OFFICER(c)     TRUSTEE/OFFICER
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
BRUCE R. BOND           Trustee      Since    Retired; formerly Chairman of the Board, Chief         19    Ceridian Corporation
(57)                                 1999     Executive Officer and President, PictureTel
                                              Corporation (video conferencing systems)
----------------------------------------------------------------------------------------------------------------------------------
STEVE A. GARBAN         Trustee      Since    Retired; formerly Senior Vice President for Finance    55    Metropolitan Series
(65)                                 1998     and Operations and Treasurer, The Pennsylvania               Fund, Inc.(d)
                                              State University
----------------------------------------------------------------------------------------------------------------------------------
DEAN O. MORTON          Trustee      Since    Retired; formerly Executive Vice President, Chief      55    The Clorox Company;
(71)                                 1986     Operating Officer and Director, Hewlett-Packard              KLA-Tencor Corporation;
                                              Company (computer manufacturer)                              BEA Systems, Inc.;
                                                                                                           Cepheid; Pharsight
                                                                                                           Corporation; and
                                                                                                           Metropolitan Series
                                                                                                           Fund, Inc.(d)
----------------------------------------------------------------------------------------------------------------------------------
SUSAN M. PHILLIPS       Trustee      Since    Dean, School of Business and Public Management,        19    None
(58)                                 1998     George Washington University; formerly a member of
                                              the Board of Governors of the Federal Reserve
                                              System; and Chairman and Commissioner of the
                                              Commodity Futures Trading Commission
----------------------------------------------------------------------------------------------------------------------------------
TOBY ROSENBLATT         Trustee      Since    President, Founders Investments Ltd. (investments);    55    A.P. Pharma, Inc.; and
(64)                                 1993     formerly President, The Glen Ellen Company (private          Metropolitan Series
                                              investment firm)                                             Fund, Inc.(d)
----------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. SCOTT        Trustee      Since    Jay W. Forrester Professor of Management, Sloan        55    Metropolitan Series
MORTON                               1987     School of Management, Massachusetts Institute of             Fund, Inc.(d)
(65)                                          Technology
----------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY         Trustee      Since    Attorney; formerly Partner, Dechert (law firm)         19    SEI Investments Funds
(72)                                 2002                                                                  (consisting of 104
                                                                                                           portfolios); and The
                                                                                                           Massachusetts Health &
                                                                                                           Education Tax-Exempt
                                                                                                            Trust
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
RICHARD S. DAVIS        Trustee      Since    Chairman of the Board, President and Chief             19    None
(57)(+)                              2000     Executive Officer of State Street Research &
                                              Management Company; formerly Senior Vice President,
                                              Fixed Income Investments, Metropolitan Life
                                              Insurance Company;
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
KEVIN J. LEMA            Vice        Since    Money Narket Manager and short-term trader, State      1     None
(35)                   President     2001     Street Research & Management Company
----------------------------------------------------------------------------------------------------------------------------------
JOHN S. LOMBARDO         Vice        Since    Managing Director, Chief Financial Officer and         19    None
(48)                   President     2001     Director of State Street Research & Management
                                              Company; formerly Executive Vice President, State
                                              Street Research & Management Company; and Senior
                                              Vice President, Product and Financial Management,
                                              MetLife Auto & Home
----------------------------------------------------------------------------------------------------------------------------------
DAN R. STRELOW           Vice        Since    Managing Director, State Street Research &             12    None
(44)                   President     2002     Management Company; Formerly Executive Vice
                                              President and Senior Vice President, State Street
                                              Research & Management Company
----------------------------------------------------------------------------------------------------------------------------------
DOUGLAS A. ROMICH      Treasurer     Since    Senior Vice President and Treasurer of State Street    19    None
(46)                                 2001     Research & Management Company; formerly Vice
                                              President and Assistant Treasurer, State Street
                                              Research & Management Company
----------------------------------------------------------------------------------------------------------------------------------
FRANCIS J.             Secretary     Since    Managing Director, General Counsel and Secretary of    19    None
MCNAMARA, III                        1995     State Street Research & Management Company;
(47)                                          formerly Executive Vice President, State Street
                                              Research & Management Company
----------------------------------------------------------------------------------------------------------------------------------
The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free
1-87-SSR-FUNDS (1-877-773-8637).

(a) the Address of Each Person is c/o State Street Research & Management Company, One Financial Center, Boston, Ma 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective
    Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is
    Metlife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of
    Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.

  + Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

STATE STREET RESEARCH MONEY MARKET FUND                        ---------------
One Financial Center                                              PRSRT STD
Boston, MA 02111-2690                                            U.S. POSTAGE
                                                                    PAID
                                                                  PERMIT #6
                                                                  HUDSON, MA
                                                               ---------------
QUESTIONS? COMMENTS?

E-MAIL us at:
        info@ssrfunds.com
VISIT us at:
        WWW.SSRFUNDS.COM
CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637)
        Hearing-impaired: 1-800-676-7876
        Chinese- and Spanish-speaking: 1-888-638-3193
WRITE us at:
        State Street Research
        Service Center
        P.O. Box 8408
        Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C)2003 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Money Market Fund prospectus.

When used as sales material after June 30, 2003, this report must be accompanied by the most recent Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

CONTROL NUMBER:(exp0504)SSR-LD  xp0700) SSR-LD                     MM-1755-0503